Goodwill Key Assumptions Impairment (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Used In Previous Measurement Of Fair Value Less Costs of Disposal	8.00%
Potash Segment [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Current	6.30%	7.60%
Terminal Growth Rate	2.50%	2.50%
Nitrogen Segment [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Current	7.60%	8.30%
Terminal Growth Rate	2.30%	2.30%
North America Retail [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Amount recoverable amount exceeds its carrying amount	$ 2,800,000,000
Discount Rate Used In Previous Measurement Of Fair Value Less Costs of Disposal		8.60%
Change Required for Carrying amount to equal recoverable amount [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Current	1.10%
Terminal Growth Rate	1.40%
Key Assumptions [Member] | North America Retail [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Current	7.30%
Goodwill Impairment Forecasted EBITDA Value Used	$ 8,300,000,000
Terminal Growth Rate	2.50%